Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation:

(a)   Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Going concern

The consolidated financial statements have been prepared on a going concern basis.

As of December 31, 2021, Navios Holdings’ current assets totaled $229,447, while current liabilities excluding operating lease liabilities, current portion totaled $442,701, resulting in a negative working capital position of $213,254, primarily related to the classification as current of $164,891 of the 7.375% First Priority Ship Mortgage Notes due in January 2022 (the “2022 Notes”) and $105,000 of the 11.25% Senior Secured Notes due in August 2022 (the “2022 Senior Secured Notes”)as described below and in Note 11 “Borrowings” to the consolidated financial statements.

As of December 31, 2021, Navios Holdings had redeemed $150,000 at par of the 2022 Senior Secured Notes after issuing four notices of redemption, one in July 2021 for $100,000, two in September for $20,000 each and one in October for $10,000. After these redemptions, $155,000 in aggregate principal amount of the 2022 Senior Secured Notes remain outstanding, which mature in August 2022.

As of December 31, 2021, Navios Holdings had repurchased $21,356 at par value of the 2022 Notes, which mature in January 2022. In January 2022, Navios Holdings fully repaid $455,566 that remained outstanding under its 2022 Notes and expects to repay the remaining amount of the 2022 Senior Secured Notes outstanding as of December 31, 2021, through a combination of (i) additional borrowing of $150,000 secured under the NSM I and NSM II Loans (as defined herein); (ii) a term loan facility with Credit Agricole CIB (“CACIB”) and BNP Paribas (“BNPP”) of $105,000; (iii) a term loan facility with Hamburg Commercial Bank AG (“HCOB”) of $101,750; (iv) sale and leaseback agreements of $77,000 and (v) cash flows from operations and/or proceeds from sale of vessels and other assets.

In March 2022, Navios Holdings issued a fifth notice of redemption with respect to an aggregate principal amount of $25,000 at par of the 2022 Senior Secured Notes with redemption date being March 30, 2022. After this redemption, $130,000 in aggregate principal amount of the 2022 Senior Secured Notes remain outstanding, which mature in August 2022. For more information on the above-mentioned financing sources, see Note 11 “Borrowings” to the consolidated financial statements.

Based on internal forecasts and projections that take into account potential changes in Company’s trading performance and the ability to sell vessels and other assets, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of the consolidated financial statements. Although internal forecasts and projections, and specifically the estimated daily time charter equivalent for the unfixed days, are driven by market data and are subject to future volatility along with other factors outside the control of the Company, with the existence of alternative liquidity sources and management’s ability to utilize them if needed, management concludes that substantial doubt about the Company’s ability to continue as a going concern has been alleviated as of the date of the issuance of the consolidated financial statements.

Change in accounting principles:

ASU 2016-02 Leases, ASC 842

On January 1, 2019, the Company adopted the requirements of Accounting Standards Update (“ASU”) 2016-02 “Leases” as amended (Accounting Standards Codification (“ASC”) 842 or the “new lease standard”). ASC 842 increases transparency and comparability among organizations by requiring a lessee to record right-of-use assets and related lease liabilities on its balance sheet when it commences an operating lease. The Company adopted ASC 842 using the modified retrospective transition method. Under this method, the cumulative effect of applying the new lease standard is recorded with no restatement of any comparative prior periods presented. As provided by ASC 842, the Company elected to record the required cumulative effect adjustments to the opening balance sheet in the period of adoption rather than in the earliest comparative period presented. As a result, the adoption of ASC 842 has not had an impact on prior periods reported by the Company.

In connection with its adoption of ASC 842, the Company elected the “package of 3” practical expedients permitted under the transition guidance, which allows the Company not to  reassess: (i) whether any expired or existing contracts are considered or contain leases; (ii)  the lease classification for any expired or existing leases; and (iii)  initial direct costs of existing leases.

Additionally, the Company elected the practical expedient allowed under the transition guidance of ASC 842 to not separate the lease and non-lease components related to a lease contract and to account for them as a single lease component for the purposes of the recognition and measurement requirements of ASC 842.

As required by ASC 842, the Company’s disclosures around its leasing activities have been significantly expanded to enable users of our consolidated financial statements to assess the amount, timing and uncertainty of cash flows arising from lease arrangements. For further information on the Company’s leases, see Note 15 “Leases” to the consolidated financial statements.

Principles of consolidation:

(b)   Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Holdings, a Republic of the Marshall Islands corporation, and both its majority and wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if the Company determines that it is the primary beneficiary of such entity. ASC 810-15-14 outlines the criteria for evaluating whether an entity is a VIE. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability; and an interest in the entity’s residual risks and reward; or (ii) the equity interest holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support; or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries: Subsidiaries are entities in which the Company has an interest of more than one-half of the voting rights or otherwise has power to govern the financial and operating policies of the entity. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets transferred, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics for which is 63.8%.

Discontinued Operations: Discontinued operations comprise the operations of a disposed component of an entity or a group of components of an entity if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The Company determined that the disposal of Navios Containers’ general partnership interest effected on August 30, 2019, which resulted in loss of control and deconsolidation of Navios Containers, represented a strategic shift in Company’s business as the Containers Business represented a reportable segment of the Company. Therefore, the Company recorded the results of Containers Business operations as discontinued operations in the consolidated statements of comprehensive income/(loss) for all the periods presented. For additional information on the Company’s disposal of the Navios Containers general partnership interest, see Note 3 “Sale of Management & Consolidation/Deconsolidation of Navios Containers” to the consolidated financial statements.

Investments in Affiliate Companies: Affiliate companies are entities over which the Company holds between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate company at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate company subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate company reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliate companies, provided that the issuance of shares qualifies as a sale of shares. When the Company’s share of losses in an affiliate company equals or exceeds its interest in the affiliate company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate company.

Affiliate companies included in the financial statements accounted for under the equity method

In the consolidated financial statements of Navios Holdings, the following entities are included as affiliate companies and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of December 31, 2021 was 10.3%); (ii) Navios Acquisition and its subsidiaries (ownership interest through the Navios Partners’ NNA Merger in October 2021, was 6.9%); (iii) Navios Containers and its subsidiaries (ownership interest through Navios Partners’ NMCI Merger in March 2021 was 3.9%); (iv) Navios Europe I and its subsidiaries (economic interest through liquidation in December 2019 was 47.5%); and (v) Navios Europe II and its subsidiaries (economic interest through liquidation in June 2020 was 47.5%).

Subsidiaries Included in the Consolidation:

		Ownership	Country of	Statements of Operations
Company Name	Nature	Interest	Incorporation	2021	2020	2019
Navios Maritime Holdings Inc.	Holding Company		Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios South American Logistics Inc.	Sub-Holding Company	63.8%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Containers L.P.	Holding Company	3.7%	Marshall Is.	—	1/1 – 8/29	11/30 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Shipmanagement Inc.	Management Company	100%	Marshall Is.	—	1/1 - 8/29	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/ Vessel Owning Company/ Management Company	100%	Belgium	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar Ltd.	Operating Company	100%	Marshall Is.	—	1/1 – 8/29	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	—	1/1 - 8/29	1/1 - 12/31
Astra Maritime Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rondine Management Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 9/30	3/22 - 12/31	—
Vernazza Shiptrade Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	9/25-12/31	—
Navios Corporation Management Inc.	Operating Company	100%	Marshall Is.	—	7/4 -8/29	—
Beaufiks Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 6/30	1/1 - 12/31	1/1 - 12/31
Portorosa Marine Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 7/9	1/1 - 12/31	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tulsi Shipmanagement Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Cinthara Shipping Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rawlin Services Company	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mauve International S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mandora Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 3/30	1/1 - 12/31	1/1 - 12/31
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 3/30	1/1 - 12/31	1/1 - 12/31
Diesis Ship Management Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Holdings Europe Finance Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Asia LLC	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Iris Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Jasmine Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Emery Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	1/1 - 09/30	1/1 - 12/31
Lavender Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 6/30	1/1 - 12/31	1/1 - 12/31
Esmeralda Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 8/30
Triangle Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	—	—	1/1 - 8/30
Roselite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Smaltite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Motiva Trading Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Alpha Merit Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thalassa Marine S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Asteroid Shipping S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/12 - 12/31
Cloud Atlas Marine S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/15 - 12/31
Heodor Shipping Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	2/13 - 12/31
Navios Maritime Containers GP LLC	Operating Company	100%	Marshall Is.	—	1/1 - 8/29	9/11 - 12/31
Navios Containers Management Inc.	Management Company	100%	Marshall Is.	—	1/1 - 8/29	1/1 - 12/31
Pacifico Navigation Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	11/7 - 12/31
Rider Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	12/4 - 12/31
Talia Shiptrade S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/11-12/31
Moonstone Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	6/30 –12/31	—	—
Opal Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	6/30 –12/31	—	—
Grimaud Ventures S.A.	Operating Company	100%	Marshall Is.	7/30-12/31	—	—

Use of Estimates:

(c)  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an ongoing basis, management evaluates the estimates and judgments. Estimates and judgements management evaluates relate to. among other things, uncompleted voyages, future drydock dates, the assessment of other-than-temporary impairment related to the carrying value of investments in affiliate companies, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets and operating lease assets to support impairment tests, impairment test for goodwill, allowance for credit losses necessary for accounts receivables and demurrages, provisions for legal disputes, pension benefits, contingencies and guarantees. Management bases its estimates and judgments on historical experience and on various other factors that they believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. The spread of the COVID-19 pandemic, which the World Health Organization declared a pandemic in 2020, has caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

The impact of the COVID-19 pandemic continues to unfold and may continue to have negative effect on our business, financial performance and the results of our operations, including due to decreased demand for global seaborne dry bulk trade and charter rates, the extent of which will depend largely on future developments. As a result, many of our estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, our estimates may change in future periods. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash and Cash Equivalents:

(d)   Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

Restricted Cash:

(e)   Restricted Cash: As of December 31, 2021 and 2020, restricted cash included $0 and $684, respectively, which related to amounts held in retention accounts in order to service debt and interest payments, as required by certain of Navios Holdings’ credit facilities. As of both December 31, 2021 and 2020, within restricted cash, are also included amounts held as security in the form of letters of guarantee or letters of credit totaling $10. As of December 31, 2021, within restricted cash is included also an amount of $84,250 as cash collateral in an escrow account, concerning the release of Navios Lumen, Navios Stellar and Navios Phoenix, from the 2022 Notes. As of December 31, 2020 restricted cash also included an amount of $15,609 concerning the proceeds from the sale of Navios Northern Star and Navios Amitie held as cash collateral in an escrow account, following the vessels’ disposal and release from the 2022 Notes. For additional information on restricted cash, see Note 11 “Borrowings” to the consolidated financial statements.

Insurance Claims:

(f)   Insurance Claims: Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims pending). They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reporting period, which are probable to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management’s expectations as to their collection dates.

Inventories:

(g)   Inventories: Inventories, which are comprised of lubricants, bunkers (when applicable) and stock provisions on board of the vessels, as well as petroleum products held by Navios Logistics, are valued at cost as determined on the first-in, first-out basis.

Dry Bulk Vessels, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net:

(h)   Dry Bulk Vessels, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Dry bulk vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations are recorded at fair value on the date of acquisition, and if acquired as an asset acquisition, are recorded at cost (including transaction costs). Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for ballast water treatment system, major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of comprehensive income/(loss).

Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight-line method over the useful life of the vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets, after considering the estimated residual value.

Annual depreciation rates used, which approximate the useful life of the assets are:

Dry bulk vessels	25 years
Port terminals	5 to 49 years
Tanker vessels, barges and pushboats	15 to 45 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Management estimates the residual values of the Company’s dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight tons (“LWT”). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of residual values affect the depreciable amount of the vessels and the depreciation expense in the period of the revision and future periods. Management estimates the residual values of the Company’s vessels based on a scrap rate of $340 per LWT after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company’s vessels.

Management estimates the useful life of its dry bulk vessels to be 25 years from the vessel’s original construction. However, when regulations place limitations on the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

Deposits for Vessels, Port Terminals and Other Fixed Assets:

(i)   Deposits for Vessels, Port Terminals and Other Fixed Assets: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of vessels, port terminals and other long-lived fixed assets. Deposits for vessels, port terminals and other fixed assets also include pre-delivery expenses. Pre-delivery expenses represent any direct costs to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for the years ended December 31, 2021, 2020 and 2019 amounted to $1,062, $986 and $1,960, and is included in the consolidated statements of comprehensive income/(loss) under the caption “Other long-term assets”, respectively.

Assets Held for Sale:

(j)   Assets Held for Sale: The Company’s policy is to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. No assets were classified as held for sale as of December 31, 2021 and 2020.

Impairment of Long Lived Assets:

(k)   Impairment of Long Lived Assets: Vessels, other fixed assets and other long-lived assets held and used by the Company are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Holdings’ management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. Measurement of the impairment loss is determined as the difference between the carrying value and the fair value.

Navios Holdings

Navios Holdings determines the fair value of its assets on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs, the unamortized portion of ballast water treatment system and the unamortized portion of other capitalized items, if any related to the vessel or the carrying value of deposits for newbuildings. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

Where the undiscounted projected net operating cash flows for each asset group do not exceed the carrying value of the operating lease asset and the carrying value of deposits for the option to acquire a vessel including expenses and interest, management proceeds to perform step two of the impairment assessment. In step two of the impairment assessment, the Company determines the fair value of its vessels through a combination of a discounted cash flow analysis utilizing market participant assumptions from available market data and third-party valuations performed on an individual vessel basis.

As of December 31, 2021, the Company considered various indicators, including but not limited to the market price of its long-lived assets, its contracted revenues and cash flows and the economic outlook, and concluded for the Dry Bulk Vessel Operations that no events and circumstances occurred, which could trigger the existence of potential impairment of the Company’s vessels. As a result, no step one of impairment assessment was performed as of December 31, 2021.

During the fourth quarter of fiscal year 2020, management concluded that events occurred, and circumstances had changed, which indicated that potential impairment of the Company’s long-lived assets could exist. These indicators included continued volatility in the spot market, and the related impact of the current dry bulk sector on management’s expectation for future revenues. As a result, an impairment assessment of long-lived assets (step one) was performed.

The Company determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs, ballast water treatment system costs and other capitalized items, if any, related to the vessel. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and 10-year average historical one-year time charter rates) over the remaining economic life of each vessel, net of brokerage and address commissions excluding days of scheduled off-hires, management fees for vessel operating expenses fixed until 2021 and thereafter assuming an annual increase of 3.0% every second year and a utilization rate of 99.3% based on the fleet’s historical performance.

As of December 31, 2020, our assessment concluded that step two of the impairment analysis was required for two of our dry bulk vessels held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value for such vessels. As a result, the Company recorded an impairment loss of $52,820 for the two dry bulk vessels, representing the difference between the fair value and the vessels’ carrying value together with the carrying value of deferred drydock and special survey costs, ballast water treatment system costs and other capitalized items, if any, related to these vessels. The impairment is presented under the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive income/(loss).

As of December 31, 2019, the Company recorded an impairment loss of $84,584 for two dry bulk vessels, representing the difference between the fair value and the vessels’ carrying value together with the carrying value of deferred drydock and special survey costs and ballast water treatment system costs, if any, related to these vessels. The impairment is presented under the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive income/(loss).

Navios Logistics

As of December 31, 2021, management concluded that for the Logistics Business that operates tanker vessels in its cabotage business, certain events and circumstances had changed as of December 31, 2021, indicating a potential impairment of two of the Logistics Business’s tanker vessels. These events and circumstances included the extended period in which its tanker vessels operating in the cabotage business have been without a long term time charter contract. The extended delay is the result of the status of the current tanker market and the vessels’ capacity. Vessels’ capacity appears to be limited to trading in the markets of Argentina and Uruguay.

Navios Logistics recorded an impairment loss of $21,966 for two of its tanker vessels operating in its cabotage business, representing the difference between the carrying value of the vessels including the carrying value of deferred drydock and special survey costs related to these vessels, and their respective fair values. Navios Logistics determined the fair value of its assets on the basis of evaluations provided by third-party independent shipbrokers and compared them to the carrying value of the vessels including the unamortized portion of deferred drydock and special survey costs. The impairment loss recognized reflected the excess of carrying value over fair value for the vessel asset group The impairment loss is included under the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive income/(loss). See Note 7 “Vessels, Port Terminals and Other Fixed Assets, Net” in the consolidated financial statements.

No impairment loss was recorded as of December 31, 2020 and 2019, respectively.

Deferred Drydock and Special Survey Costs:

(l)   Deferred Drydock and Special Survey Costs: The Company’s vessels, barges and pushboats are subject to regularly scheduled drydocking and special surveys which are carried out every 30 and 60 months, respectively, for ocean-going vessels, and up to every 72 to 96 months for pushboats and barges, to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained (in rare cases) and under certain other conditions. The costs of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined. Unamortized drydocking or special survey costs of vessels, barges and pushboats sold are written-off to income in the year the vessel, barge or pushboat is sold.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2021, 2020 and 2019, the amortization of deferred drydock and special survey costs from continuing operations was $11,084, $10,255 and $11,067, respectively.

Deferred Financing Costs:

(m)  Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. Deferred financing costs are presented as a deduction from the corresponding liability. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization and write-off of deferred financing costs from continuing operations for each of the years ended December 31, 2021, 2020 and 2019 were $8,870, $7,863 and $7,746, respectively. See Note 18 “Interest Expense and Finance Cost” to the consolidated financial statements.

Goodwill and Other Intangibles

(n)  Goodwill and Other Intangibles

(i) Goodwill: Goodwill is tested for impairment at the reporting unit level at least annually.

The Company evaluates impairment of goodwill using a single step process following the adoption of ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350)” as of January 1, 2020. The aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on a combination of the income approach (i.e. discounted cash flows) and market approach (i.e. comparative market multiples) and believes that the combination of these two approaches is the best indicator of fair value for its individual reporting units. Goodwill impairment loss is measured as the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill.

As of December 31, 2021, the Company performed its impairments test for its reporting units within the Dry Bulk Vessel Operations and the Logistics Business. The Company additionally considered that its market capitalization continued to remain at a level well below the carrying amount.

As of December 31, 2021, the Company performed the impairment test for the Dry Bulk Vessel Operations reporting unit, which, is allocated goodwill of $56,240. The impairment test revealed that the fair value of the Dry Bulk Vessel Operations reporting unit exceeded its carrying amount.

The fair value of the Dry Bulk Vessel Operations reporting unit was estimated using a combination of income and market approaches. For the income approach, the expected present value of future cash flows used judgments and assumptions that management believes were appropriate in the circumstances. The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions and direct vessel expense growth assumptions. The future cash flows were determined by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and the 10-year average of historical one-year time charter rates). The Company believes this approach to be objective for forecasting charter rates over an extended time period for long-lived assets and consistent with the cyclicality of the industry. In addition, a weighted average cost of capital (“WACC”) was used to discount future estimated cash flows to their present values. The WACC was based on externally observable data considering market participants’ and the Company’s cost of equity and debt, optimal capital structure and risk factors specific to the Company. The market approach estimated the fair value of the Company’s business based on comparable publicly-traded companies in its industry. In assessing the fair value, the Company utilized the results of the valuations and considered the range of fair values determined under all methods which indicated that the fair value exceeded the carrying amount.

As of December 31, 2021, the Company performed the impairment test for the Logistics Business, which is allocated goodwill of $104,096. The impairment test used the income method and revealed that the fair value substantially exceeded the carrying amount of its net assets. The significant factors and assumptions used by management in the discounted cash flow analysis for the Logistics Business included a combination of revenues from existing contracts and estimated revenues based on the historical performance of the segment, including utilization rates and actual storage capacity.

No impairment loss was recorded for any of the periods presented for both the Dry Bulk Vessel Operations and the Logistics Business.

(ii) Intangibles Other Than Goodwill: Navios Holdings’ intangible assets and liabilities consist of trade name, customer relationships, port terminal operating rights, favorable lease terms and unfavorable lease terms. The fair value of the trade name was determined based on the “relief from royalty” method which values the trade name based on the estimated amount that a company would have to pay in an arm’s length transaction to use that trade name. The trade name is amortized under the straight-line method over 32 years. Navios Logistics’ trade name is amortized under the straight-line method over 10 years and was fully amortized as of December 31, 2019.

The fair value of customer relationships of Navios Logistics was determined based on the “excess earnings” method, which relies upon the future cash flow generating ability of the asset. Customer relationships are amortized using the straight-line method.

The Company reviews its other intangibles such as trade name, customer relationships, port terminal operating rights, favorable lease terms and unfavorable lease terms periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Intangibles other than goodwill would be considered impaired if their carrying value is not recovered from the future undiscounted cash flows associated with the asset (step one). Measurement of the impairment loss is determined as the difference between the carrying amount and the fair value of the intangible asset. The Company determines the fair value of its intangible assets based on management estimates and assumptions by making use of available market data. In evaluating carrying values of intangible assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, business plans and overall market conditions.

When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of the Company’s vessels and the Company’s weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company’s financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statements of comprehensive income/(loss) under the caption “Depreciation and amortization” in the consolidated financial statements.

The amortizable value of favorable leases would be considered impaired if the carrying value of such leases could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel.

Vessel purchase options that are included in favorable leases are not amortized and when the purchase option is exercised, the asset is capitalized as part of the cost of the vessel and depreciated over the remaining useful life of the vessel and if not exercised, the intangible asset is written off. Vessel purchase options that are included in unfavorable lease terms are not amortized and when the purchase option is exercised by the charterer and the underlying vessel is sold, it will be recorded as part of gain/loss on sale of the assets. If the option is not exercised at the expiration date, it is written-off in the consolidated statements of comprehensive income/(loss).

No favorable and unfavorable lease terms have been identified for the years ended December 31, 2021 and 2020.

As of December 31, 2021, the Company concluded that no events and circumstances occurred that could trigger the existence of potential impairment of the Navios Holdings trade name, and the Company’s other intangible assets such as port terminal operating rights and customer relationships. As a result, step one of impairment assessment was not required as of December 31, 2021.

During the fourth quarter of fiscal year 2020, management concluded that certain events occurred and circumstances had changed indicating a potential impairment of the Navios Holdings trade name. These changes in events and circumstances included continued volatility in the spot market, and the impact of the current dry bulk sector on management’s expectation for future revenues. As a result, an impairment assessment for trade name (step one) was performed.

The significant factors and assumptions the Company used in the undiscounted cash flow analysis of its trade name included: revenue assumptions, specifically the future cash flows were determined by considering the charter revenues of the Dry Bulk Vessel Operations from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and the 10-year average historical one-year time charter rates) and the respective “relief from royalty” rate applied to the future cash flows of the Dry Bulk Vessel Operations.

No impairment loss was recorded for the Company’s intangible assets as of December 31, 2021, 2020 and 2019.

The weighted average amortization periods for intangibles are:

Intangible assets	Years
Trade name	32
Port terminal operating rights	47
Customer relationships	20

See also Note 3 “Sale of Management & Consolidation/Deconsolidation of Navios Containers” and Note 8 “Intangible Assets other than Goodwill” to the consolidated financial statements.

Foreign Currency Translation:

(o)  Foreign Currency Translation: The Company’s functional and reporting currency is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. The Company’s subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact a nominal amount of their operations in Uruguayan pesos, Argentinean pesos, Brazilian reales and Paraguayan guaranies, whereas the Company’s wholly-owned vessel subsidiaries and the vessel management subsidiaries transact nominal operations in Euros; however, all of the subsidiaries’ primary cash flows are U.S. dollar denominated. The financial statements of the foreign operations are translated using the exchange rate at the balance sheet date except for property and equipment and equity, which are translated at historical rates. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statements of comprehensive income/(loss). The foreign currency gains/(losses) recognized under the captions “Other income” and “Other expense”, respectively, in the consolidated statements of comprehensive income/(loss) for each of the years ended December 31, 2021, 2020 and 2019, were $2,630, $546 and $(967), respectively.

Provisions:

(p)  Provisions: In the ordinary course of its business, the Company, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements, the likelihood of loss was probable, and the loss amount can be reasonably estimated. If the Company has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Company will provide for the lower amount within the range. For further information on estimating contingent losses, see Note 14 “Commitments and Contingencies” in the consolidated financial statements.

The Company participates in Protection and Indemnity (“P&I”) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the P&I clubs.

Provision for losses subject to claims was provided for in the period in which estimated losses on vessels under time charter losses were determined. As of both December 31, 2021 and 2020, the balance for this provision was $0.

Segment Reporting:

(q)  Segment Reporting: Operating segments, as defined, indicate components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company’s methods of internal reporting and management structure, the Company through August 30, 2019 had three reportable segments: the Dry Bulk Vessel Operations segment, the Logistics Business segment and the Containers Business segment. Following the reclassification of the results of Navios Containers as discontinued operations (Note 3), the Company currently has two reportable segments from which it derives its revenues: Dry Bulk Vessel Operations and Logistics Business.

Revenue and Expense Recognition:

(r)  Revenue and Expense Recognition:

Revenue Recognition: Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel arrives at the loading port, as applicable under the contract, and is deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence upon the barge’s arrival at the loading port, as applicable under the contract, and is deemed to end upon the completion of discharge under the current voyage. The percentage of transit time is based on the number of days traveled as of the balance sheet date divided by the number of total days expected for the voyage. The position of the barge at the balance sheet date is determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts.

Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The Company recognizes revenue ratably from the vessel’s/barge’s arrival at the loading port, as set forth in the applicable contract, to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract.

Revenues from time-chartering and bareboat chartering of vessels and barges are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements as service is performed. However, for loss generating time charters, the loss is recognized in the period during which the loss is generated. A time-charter involves placing a vessel or barge at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Charters for periods of less than three months are referred to as spot-charters. Charters for periods of three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. For time-charters, the owner of the vessel typically pays the vessel’s operating costs, such as crews, maintenance and insurance.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized in the period in which the variability is resolved. The allocation of such net revenue may be subject to future adjustments by the pool; however, such changes are not expected to be material.

Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos or the stockpiles for temporary storage, and to load the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Revenue arising from contracts that provide our customers with continuous access to port terminal storage and transshipment capacity is recognized ratably over the period of the contracts. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading as the performance obligation is met evenly over the loading period. Storage fees are assessed and recognized at the point when the product remains in the silo storage beyond the contractually agreed upon term. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Revenues from liquid port terminal consist mainly of sales of petroleum products in the Paraguayan market and revenues from liquid port operations. Revenues from liquid port terminal operations consist of an agreed flat fee per cubic meter or a fixed rate over a specific period to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues that consist of an agreed flat fee per cubic meter are recognized upon completion of loading the trucks. Revenues from liquid port terminal operations that consist of a fixed rate over a specific period are recognized ratably over the storage period as the performance obligation is met evenly over time, ending when the product is loaded onto the trucks.

Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage, and to load the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Expenses related to our revenue-generating contracts are recognized as incurred.

The following tables reflect the revenue earned per category for the years ended December 31, 2021, 2020 and 2019:

	Dry Bulk Vessel Operations for the Year Ended December 31, 2021	Logistics Business for the Year Ended December 31, 2021	Total for the Year Ended December 31, 2021
COA/Voyage revenue	$24,355	$77,485	$101,840
Time chartering revenue	337,018	41,446	378,464
Port terminal revenue	—	78,740	78,740
Storage fees (dry port) revenue	—	1,518	1,518
Dockage revenue	—	3,876	3,876
Sale of products revenue	—	13,776	13,776
Liquid port terminal revenue	—	5,734	5,734
Other	969	901	1,870
Total	$362,342	$223,476	$585,818

	Dry Bulk Vessel Operations for the Year Ended December 31, 2020	Logistics Business for the Year Ended December 31, 2020	Total for the Year Ended December 31, 2020
COA/Voyage revenue	$6,660	$54,005	$60,665
Time chartering revenue	194,005	59,236	253,241
Port terminal revenue	—	73,112	73,112
Storage fees (dry port) revenue	—	3,364	3,364
Dockage revenue	—	3,948	3,948
Sale of products revenue	—	17,272	17,272
Liquid port terminal revenue	—	4,606	4,606
Other	128	382	510
Total	$200,793	$215,925	$416,718

	Dry Bulk Vessel Operations for the Year Ended December 31, 2019	Logistics Business for the Year Ended December 31, 2019	Total for the Year Ended December 31, 2019
COA/Voyage revenue	$3,727	$49,488	$53,215
Time chartering revenue	250,187	76,680	326,867
Port terminal revenue	—	80,180	80,180
Storage fees (dry port) revenue	—	3,452	3,452
Dockage revenue	—	4,310	4,310
Sale of products revenue	—	9,384	9,384
Liquid port terminal revenue	—	4,032	4,032
Other	264	745	1,009
Total	$254,178	$228,271	$482,449

Administrative fee revenue from affiliate companies: Administrative fee revenue from affiliate companies consisted of fees earned on the provision of administrative services pursuant to administrative services agreements with our affiliate companies. Administrative services included: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other general and administrative services. These revenues were recognized as the services were provided to affiliate companies. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by Navios Shipmanagement Inc., a wholly-owned subsidiary of N Shipmanagement Acquisition Corp. (together with its subsidiaries, “NSM” or the “Manager”). For information on administrative fee revenue, see Note 16 “Transactions with Related Parties” in the consolidated financial statements.

General and administrative expenses: The general and administrative expenses incurred on behalf of affiliate companies were determined based on a combination of actual expenses incurred on behalf of the affiliate companies as well as a reasonable allocation of expenses that are not affiliate companies specific but incurred on behalf of all affiliate companies.

Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM, pursuant to an administrative services agreement dated August 29, 2019 ( the “Administrative Services Agreement”). The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. The Administrative Services Agreement also provides that the Company pay a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Administrative Services Agreement is terminated on or before August 29, 2024. For information on the Administrative Services Agreement, see Note 16 “Transactions with Related Parties” in the consolidated financial statements.

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

Time Charter, Voyage and Logistics Business Expenses: Time charter, voyage and logistics business expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter, voyage and logistics business expenses are charterers’ liability insurances, allowance for credit losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses. In the transition to ASC 842, the operating lease assets were adjusted for the carrying amount of the liability regarding the allowance for credit losses on time charters and voyages in progress on that date.

Direct Vessel Expenses: Direct vessel expenses consisted of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydocking and special survey costs, net of related party management fees for vessel operating expenses. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided to Navios Holdings’ vessels by NSM, pursuant to a management agreement dated August 29, 2019 ( the “Management Agreement”) (see also Note 16 “Transactions with Related Parties” to the consolidated financial statements). The fee for the ship management services provided by the Manager was $3.7 per day until August 2021 and subsequently fixed at $3.8 per day until August 2022 per owned/ bareboat-in vessel, increasing thereafter by 3% annually, unless otherwise agreed. The fee for the ship management services provided by the Manager is a daily fee of $0.03 per day per charter-in vessel. Drydocking expenses under this agreement will be reimbursed by the Company at cost. The Management Agreement also provides that the Company pay a termination fee equal to the fees charged for the full calendar year preceding the termination date in the event the Management Agreement is terminated on or before August 29, 2024.

Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period.

Employee benefits:

(s)  Employee benefits:

Pension and Retirement Obligations-Crew: The Company’s ship-owning subsidiaries employed the crew on board under short-term contracts (usually up to nine months) and, accordingly, were not liable for any pension or post-retirement benefits. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, Navios Holdings does not employ any crew.

Provision for Employees’ Severance and Retirement Compensation: The employees in the Company’s office in Greece are protected by Greek labor law. Pursuant to the applicable labor laws, the Company was required to pay retirement indemnities to employees upon dismissal or upon leaving with an entitlement to a full security retirement pension. The amount of compensation was based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years’ salary. If the employees remained in the employment of the Company until normal retirement age, they were entitled to retirement compensation equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that would remain with the Company until retirement age was not known. The Company considered this plan equivalent to a lump sum defined benefit pension plan and accounted for it under relevant guidance on employer’s accounting for pensions. The Company was required to value the statutory terminations indemnities liability annually. Management obtained a valuation from independent actuaries to assist in the calculation of benefits. The Company provided, in full, for the employees’ termination indemnities liability. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, this liability amounted to $0 as at December 31, 2021 and 2020.

U.S. Retirement Savings Plan: The Company sponsored a 401(k) retirement savings plan, which was categorized as a defined contribution plan. The plan was available to full time employees who met the plan’s eligibility requirements. The plan permitted employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company made monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company had no further obligations. The Company might make an additional discretionary contribution annually if such a contribution was authorized by the Board of Directors. The plan was administered by an independent professional firm that specialized in providing such services. See also Note 13 “Employee Benefit Plans” to the consolidated financial statements. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these benefits are provided by NSM.

Other Post-Retirement Obligations: The Company had a legacy pension arrangement for certain Bahamian, Uruguayan and former Navios Corporation employees. The entitlement to these benefits was only to these former employees. The expected costs of these benefits were accrued each year, using an accounting methodology similar to that for defined benefit pension plans. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, the Company has no such arrangements.

Stock-Based Compensation: In December 2021, December 2020, February and December 2019, the Company authorized the grant of restricted common stock. In December 2017, the Company authorized the grant of restricted common stock and restricted stock units. These awards of restricted share units, share appreciation rights, restricted common stock, restricted stock units and stock options are based on service conditions only and vest over three and four years. See also Note 13 “Employee Benefit Plans” to the consolidated financial statements.

The fair value of share appreciation rights and stock option grants is determined with reference to option pricing model and principally adjusted Black-Scholes models. The fair value of restricted share units, restricted stock and restricted stock units is determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Compensation expense for the awards that vest upon achievement of the performance criteria is recognized when it is probable that the performance criteria will be met and are being accounted for as equity.

Earning/(Loss) Per Share:

(t)  Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, account receivables and payables, other current assets and other liabilities, long-term debt, capital leases and available-for-sale securities. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: The Company’s activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, fuel prices and credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit Risk: The Company closely monitors its exposure to customers and counterparties for credit risk. The Company has entered into the Management Agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Holdings. When negotiating on behalf of Navios Holdings various employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.

Liquidity Risk: Prudent liquidity risk management ivolves maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are converted into the measurement currency at rates prevailing on the dates of the relevant transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of comprehensive income/(loss).

(u)  Earning/(Loss) Per Share: Basic earnings/(loss) per share are computed by dividing net income/(loss) attributable to Navios Holdings common stockholders by the weighted average number of shares of common stock outstanding during the periods presented. Net income/(loss) attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net (loss)/ income attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled. Diluted earnings/(loss) per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities (stock options and warrants) are assumed to be exercised and the proceeds are used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings/(loss) per share computation. Restricted share units, restricted stock and restricted stock units (vested and unvested) are included in the calculation of the diluted earnings/(loss) per share, based on the weighted average number of restricted share units, restricted stock and restricted stock units assumed to be outstanding during the period. Convertible shares are included in the calculation of the diluted earnings/(loss) per share, based on the weighted average number of convertible shares assumed to be outstanding during the period. See also Note 20 “Earnings/(Loss) per Common Share” to the consolidated financial statements.

Income Taxes:

(v)  Income Taxes: The Company is a Republic of the Marshall Islands corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Republic of the Marshall Islands and the United States of America. The tax expense reflected in the Company’s consolidated financial statements for the years ended December 31, 2021, 2020 and 2019 was mainly attributable to its subsidiaries in South America, which are subject to the Argentinean and Paraguayan income tax regimes.

The asset and liability method is used to account for future income taxes. Under this method, future income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Future income tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset is recognized for temporary differences that will result in deductible amounts in future years. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

As a result of the Law 27,630, voted by the Argentinean Parliament in June 2021, income tax rates and scales were modified for the fiscal periods starting as of January 1, 2021. Income tax liabilities of the Argentinean subsidiaries for the current period is measured at the amount expected to be paid to the taxation authorities using a tax rate of 35% on any taxable profit above 50 million Argentinean pesos or $487, 30% on any taxable profit between 5 million pesos or $49 and 50 million pesos or $487, and 25% on any taxable profit below 5 million pesos or $49. The Law 27,630 replaced the income tax rates and scales enacted by the Law 27,541, voted by the Parliament on December 23, 2019, which had made changes to the income tax law in Argentina. The Law 27,541, had modified the rates for income taxes applicable for the fiscal years beginning on January 1, 2020 and 2021. In measuring its income tax assets and liabilities, the Company used the rate that is expected to be enacted at the time of the reversal of the asset or liability in the calculation of the deferred tax for the items related to Argentina. An income tax rate of 35% was applied on temporary differences, reversals of which are expected to occur in respect of 2021 fiscal year and onwards. Due to these changes in the Argentinean income tax rates, the Company has recorded an income tax expense of $2,112 during the year ended December 31, 2021. In connection with the previous tax reform, the Company had recorded an income tax expense of $208 during the year ended December 31, 2019, under the caption “Income tax (expense)/ benefit” in the consolidated statements of income.

Dividends:

(w)  Dividends: Dividends are recorded in the Company’s financial statements in the period in which they are declared. Navios Holdings paid $0 to its common stockholders during each year ended December 31, 2021, 2020 and 2019, and $0 to its preferred stockholders during each year ended December 31, 2021, 2020 and 2019. In November 2015, Navios Holdings announced that the Board of Directors decided to suspend the dividend to its common stockholders. In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G Cumulative Redeemable Perpetual Preferred Stock (the “Series G”) and Series H Cumulative Redeemable Perpetual Preferred Stock (the “Series H” and, together with the Series G, the “Series G and H”). All inter-company dividends are eliminated upon consolidation.

Guarantees:

(x)  Guarantees: A liability for the fair value of an obligation undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent’s guarantee of a subsidiary’s debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of their terms are made.

On November 15, 2012, the Company agreed to provide Navios Partners with guarantees against counterparty default on certain existing charters (see also Note 16 “Transactions with Related Parties” to the consolidated financial statements).

Leases:

(y)  Leases: Leases where the Company acts as the lessor are classified as either operating or sales-type / direct financing leases. In cases of lease agreements where the Company acts as the lessor under an operating lease, the Company keeps the underlying asset on the consolidated balance sheets and continues to depreciate the assets over its useful life. In cases of lease agreements where the Company acts as the lessor under a sales-type / direct financing lease, the Company derecognizes the underlying asset and records a gross investment in the lease.

The difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned income which is amortized to income over the lease term as finance lease interest income to produce a constant periodic rate of return on the net investment in the lease.

For charters classified as operating leases where Navios Holdings is deemed the lessor, refer to Note 2(r) “Summary of Significant Accounting Policies -Revenue and Expense Recognition” to the consolidated financial statements. The Company acts as a lessor under operating leases in connection with all of its charter out arrangements.

In cases of lease agreements where the Company acts as lessee, the Company recognizes an operating lease asset and a corresponding lease liability on the consolidated balance sheet. For charters classified as operating leases where Navios Holdings is or is deemed the lessee, the expense is recognized on a straight-line basis over the rental periods of such charter agreements. The expense is included under the caption “Time charter, voyage and logistics business expenses”. During the transition to ASC 842, the operating leases assets were adjusted for the carrying amount of the straight-line liabilities on that date.

In cases of sale and leaseback agreements, if the transfer of the asset to the lessor does not qualify as a sale, then the agreement constitutes a failed sale and leaseback and is accounted for as a financial liability. For a sale to have occurred, the control of the asset would need to be transferred to the lessor, and the lessor would need to obtain substantially all the benefits from the use of the asset.

Impairment of operating lease assets: Operating lease assets used by Navios Holdings are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Measurement of the impairment loss is determined as the difference between the carrying value and the fair value of the asset group. Navios Holdings determines the fair value of its assets based on management estimates and assumptions by making use of available market data. In evaluating carrying values of operating lease assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the operating lease asset and the carrying value of deposits for the option to acquire a vessel including expenses and interest (asset group). If the step two of the impairment analysis is required, the analysis includes the use of discounted cash flows which includes various assumptions, including the Company’s WACC.

If management determines that step two of the impairment analysis is required for any of our asset groups, a discounted cash flow analysis using the Company’s WACC is performed. The WACC is based on externally observable data considering market participants’ and the Company’s cost of equity and debt, optimal capital structure and risk factors specific to the Company. Where the undiscounted projected net operating cash flows for each asset group do not exceed the carrying value of the operating lease asset and the carrying value of deposits for the option to acquire a vessel including expenses and interest, management proceeds to perform step two of the impairment assessment.

As of December 31, 2021, the Company concluded that no events or circumstances occurred that would trigger the existence of potential impairment of its operating lease assets. As a result, no step one impairment assessment was performed as of December 31, 2021.

During the fourth quarter of fiscal year 2020, management concluded that events occurred, and certain circumstances had changed, such that potential impairment of the Company’s operating lease assets could exist. These events and circumstances included continued volatility in the spot market, the impact of such volatility on the current dry bulk sector, and the resulting effecton management’s expectation for future revenues. As a result, an impairment assessment of operating lease assets (step one) was performed. The Company determined undiscounted projected net operating cash flows for each charter-in and bareboat-in vessel and compared those cash flows to each operating lease asset’s carrying value together with the carrying value of deposits for the option to acquire a vessel including expenses and interest.

Factors and assumptions used in the undiscounted projected net operating cash flow analysis included: a determination of the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates), an estimated daily time charter equivalent for the unfixed days (based on three-year average historical time charter rates) over the remaining lease term, net of brokerage and address commissions excluding days of scheduled off-hires (for the bareboat-in vessels), and management fees for vessel operating expenses in accordance with the terms of the Management Agreement. The determination process assumed an annual increase of 3.0% every second year for the bareboat-in vessels.

As of December 31, 2020, our assessment concluded that step two of the impairment analysis was required for two asset groups, which involved a discounted cash flow analysis using the Company’s WACC. As a result, the Company recorded an impairment loss of $1,361, representing the difference between the fair value of the operating lease asset and its carrying value. The impairment loss is presented under the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive income/(loss).

As of December 31, 2019, our assessment concluded that step two of the impairment analysis was required for certain charter-in vessels, which involves a discounted cash flow analysis using the Company’s WACC. As a result, the Company recorded an impairment loss of $38,636, being the difference between the fair value of the operating lease asset and its carrying value. The impairment loss is presented under the caption “Impairment loss/ loss on sale of vessels, net” in the consolidated statements of comprehensive income/(loss).

Treasury Stock:

(z)  Treasury Stock: Treasury stock is accounted for using the cost method. Excess of the purchase price of the treasury stock acquired, plus direct acquisition costs over its par value is recorded in additional paid-in capital.

Trade Accounts Receivable:

(aa)  Trade Accounts Receivable: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of an allowance for credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for credit losses.

On January 1, 2020, the Company adopted Topic 326 “Financial Instruments - Credit Losses. Measurement of Credit Losses on Financial Instruments” using the modified retrospective approach. This standard amends the accounting for credit losses on available-for-sale debt securities, purchased financial assets with credit deterioration and clarifies that impairment of receivables arising from operating leases should be accounted for in accordance with ASC 842 “Leases”. In addition, this standard requires the measurement of all expected credit losses for financial assets, including trade accounts receivable, held at the reporting date based on historical experience, current conditions, and current expectations of future economic conditions based on reasonable and supportable forecasts. This new guidance did not have a material impact on the Company’s consolidated financial statements, as the majority of its Accounts receivable, net relates to receivables arising from operating leases and are scoped out of the new standard. As a result of the adoption of this standard, there was no cumulative impact to the Company’s accumulated deficit at January 1, 2020

Convertible Preferred Stock:

(ab)  Convertible Preferred Stock: The Company’s 2% Mandatorily Convertible Preferred Stock (“Preferred Stock”) was recorded at fair market value on the date of issuance. The fair market value was determined using a binomial valuation model. The model which was used took into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date. Each preferred share had a par value of $0.0001. Each holder of Preferred Stock was entitled to receive an annual dividend equal to 2.0% on the nominal value of the Preferred Stock, payable quarterly, until such time as the Preferred Stock converts into common stock. Five years after the issuance date, 30.0% of the then-outstanding shares of Preferred Stock automatically converted into shares of common stock at a conversion price equal to $10.00 per share of common stock with the remaining balance of the then-outstanding shares of Preferred Stock converted into shares of common stock under the same terms 10 years after their issuance date. At any time following the third anniversary from their issuance date, if the closing price of the common stock had been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares automatically converted at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock were entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per common stock. For information on the Preferred Stock, see Note 17 “Preferred and Common Stock” in the consolidated financial statements.

Cumulative Redeemable Perpetual Preferred Stock:

(ac)  Cumulative Redeemable Perpetual Preferred Stock: The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. At any time on or after January 28, 2019, the Series G may be redeemed at the Company’s option and at any time on or after July 8, 2019, the Series H may be redeemed at the Company’s option (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefore, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Company has accounted for these shares as equity. For information on Series G and H, see Note 17 “Preferred and Common Stock” in the consolidated financial statements.

Investment in Available-for-Sale Securities:

(ad)  Investment in Available-for-Sale Securities: The Company classifies its existing marketable equity securities as available-for-sale. These securities are carried at fair value, with unrealized gains and losses reflected directly in the consolidated statements of comprehensive income/(loss) at each reporting period. Management evaluates securities for other-than-temporary impairment (“OTTI”) on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the investee, and (iii) the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in fair value.

Investment in Equity Securities: Navios Holdings evaluates its investment in Navios Partners, and evaluated its investment in Navios Containers and Navios Acquisition (through their NMCI Merger and NNA Merger in March 2021 and September 2021, respectively), and Navios Europe I and Navios Europe II (through their liquidation in December 2019 and June 2020, respectively) for OTTI on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than the carrying value, (ii) the financial condition and near-term prospects of Navios Partners, and (iii) the intent and ability of the Company to retain its investment in Navios Partners for a period of time sufficient to allow for any anticipated recovery in fair value. If the Company considers any decline to be “other-than-temporary”, then the Company would write down the carrying amount of the investment to its estimated fair value.

Financial Instruments and Fair Value:

(ae)  Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

Recent Accounting Pronouncements:

(af)  Recent Accounting Pronouncements:

Adoption of new accounting pronouncements:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. In addition, in January 2021, the FASB issued another ASU (ASU No. 2021-01) with respect to the Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2022. As of December 31, 2021, the Company has not made any contract modification to replace the reference rate in any of its agreements and had evaluated that there was no impact to its consolidated financial statements.

In December 2019, FASB issued ASU 2019-12, Income Taxes (Topic 740), which modifies ASC 740 to simplify the accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. The amendments in ASU 2019-12 are effective for public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. The adoption of this ASU on January 1, 2021 did not have a material impact on the Company’s consolidated financial statements.

In August 2018, FASB issued ASU 2018-14, “Compensation-Retirement Benefits-Defined Benefit Plans (Topic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans”. This update modifies the disclosure requirements for defined benefit pension plans and other postretirement plans. ASU 2018-14 is effective for public business entities that are SEC filers beginning in the first quarter of fiscal year 2021. The adoption of this ASU on January 1, 2021 did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Pending Adoption

In July 2021, the FASB issued ASU 2021-05, Lease (Topic 842): Lessors—Certain Leases with Variable Lease Payments

(“ASU 2021-05”). The guidance in ASU 2021-05 amends the lease classification requirements for the lessors under certain leases containing variable payments to align with practice under ASC 840. The lessor should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met: 1) the lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in ASC 842-10-25-2 through 25-3; and 2) the lessor would have otherwise recognized a day-one loss. The amendments in ASU 2021-05 are effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company is currently assessing the impact of that standard and believes that it will not have any material impact on the Company’s disclosures to the consolidated financial statements.

On August 5, 2020, the FASB issued ASU No. 2020-06, Debt -Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging -Contracts in Entity’s Own Equity (Subtopic 815-40). The objective of this update is to improve understandability and reduce complexity on distinguishing liabilities from equity. Amendments affect entities that issue convertible instruments and/or contracts indexed to and potentially settled in an entity’s own equity. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Adoption is allowed through either a modified retrospective method of transition or a fully retrospective method of transition. The Company is currently assessing the impact of that standard and believes that it will not have any material impact on the Company’s disclosures to the consolidated financial statements.